Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Jackpot Liabilities Recorded as Current and Non-current Liabilities	Jackpot liabilities are recorded as current and non-current liabilities as follows:

($ in millions)	December 31, 2022
Current liabilities	57
Non-current liabilities	114
170

Schedule of Future Jackpot Payments
Future jackpot liabilities as of December 31, 2022 are due as follows:

($ in millions)	Previous Winners	Future Winners	Total
2023	22	35	57
2024	18	5	23
2025	15	1	16
2026	13	1	14
2027	11	1	12
Thereafter	66	11	77
Future jackpot payments due	146	52	198
Unamortized discounts			(27)
Total jackpot liabilities			170